January 28, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR
John Hancock Strategic Series (the "Registrant") on behalf of:
   John Hancock High Income Fund
         John Hancock Strategic Income Fund

      File Nos. 33-5186; 811-4651

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending November 30, 2003.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary



ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock
High Income
Fund

SEMI
ANNUAL
REPORT

11.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery


[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 15

For your information
page 29

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through November 30. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 47.46% through November, while the Dow Jones Industrial Average was up 19.80% and the Standard & Poor's 500 Index returned 22.26%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 26.11% through November, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of November 30, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
high current
income by
normally invest-
ing at least 80% of
its assets in U.S.
and foreign bonds
and other debt
securities rated
BBB/Baa or lower
and their unrated
equivalents.

Over the last six months

* High-yield bonds enjoyed very strong returns, fueled by investors' appetite for yield and risk.

* The Fund had a positive absolute return, but trailed its peers due to a more conservative focus.

* The Fund's stake in emerging-market bonds aided performance.


[Bar chart with heading "John Hancock High Income Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 7% at the top. The first bar represents the 5.80% total return for Class A. The second bar represents the 5.43% total return for Class B. The third bar represents the 5.43% total return for Class C. The fourth bar represents the 5.99% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]


Top 10 issuers

 2.2%   United Mexican States
 2.1%   Republic of Peru
 2.1%   Chesapeake Energy Corp.
 2.0%   Federal Republic of Brazil
 1.8%   XM Satellite Radio, Inc.
 1.8%   MDP Acquisitions Plc
 1.7%   Stone Container Corp.
 1.7%   Keystone Automotive Operations, Inc.
 1.7%   Mohegan Tribal Gaming Authority
 1.6%   Qwest Capital Funding, Inc.

As a percentage of net assets on November 30, 2003.

MANAGERS'
REPORT

BY FREDERICK L. CAVANAUGH, JR., AND DANIEL S. JANIS, III, PORTFOLIO MANAGERS

John Hancock
High Income Fund

High-yield bonds posted very strong, stock-like returns during the six-month period ended November 30, 2003, topping nearly all other types of fixed-income securities. The relatively low yields that government and other investment-grade bonds offered during the period helped make high-yield bonds -- those whose credit quality is deemed below investment grade -- increasingly appealing to yield-hungry investors, including individuals, institutions, mutual funds and hedge funds. Better economic conditions also helped to mute investors' aversion to risk, further fueling demand for riskier investments such as stocks and high-yield bonds. Additionally, there was a growing perception that the business fundamentals of high-yield corporate issuers had improved significantly as some companies refinanced their debt and, in the process, lowered interest costs and tidied up their balance sheets. Improvements in the economy also helped create the sense that companies that issue high-yield bonds could enjoy better financial results, easing investors' fears about the issuers' ability to pay back their debt. In fact, there were fewer corporate defaults and a reduction in the rate of corporate-credit downgrades during the period. Against this backdrop, investors' growing acceptance of risk helped the lowest-quality high-yield bonds significantly outperform higher-quality, below-investment-grade securities. The gap between the yields on high-yield bonds and Treasury securities, a difference known as the spread, plunged dramatically during the period.

"High-yield bonds posted
 very strong, stock-like
 returns during the six-
 month period ended
 November 30, 2003..."

High-yielding bonds issued by emerging-market governments -- such as those in Latin America -- also posted strong returns during the year. Like the high-yield market, many emerging markets were buoyed by strong demand from yield-hungry investors who continued to seek out emerging-market bonds given the low interest-rate environment.

[Photos of Fred Cavanaugh and Dan Janis flush right next to first paragraph.]

FUND PERFORMANCE

For the six months ended November 30, 2003, John Hancock High Income Fund's Class A, Class B, Class C and Class I shares posted total returns of 5.80%, 5.43%, 5.43% and 5.99%, respectively, at net asset value. This compared with the 8.55% return of the average high current yield fund, according to Lipper, Inc.1 Keep in mind that your net asset value will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

HIGHER QUALITY, LOWER RESULT

The main reason for our relative underperformance stemmed from our more conservative approach to the high-yield market via our higher average credit profile. We focused on the higher-quality segments of the below-investment-grade market, meaning those rated BB, and generally avoided bonds rated below B. We assumed that posture because we expected a moderate, rather than a robust, economic rebound, and we doubted that such a moderate spurt would support high-yield bonds at the expensive levels they had reached.

Although our short-term performance was curtailed by our underestimating the economy's recent strength, and positioning the Fund accordingly, we didn't alter our view that high-yield bonds were already "priced for perfection," and could be especially vulnerable to unpleasant developments. Furthermore, we were unwilling to slide down the quality scale by investing in the lowest-quality high-yield bonds that performed the best during the period. Those securities can be especially illiquid, potentially leaving investors at risk if conditions were to turn against a company or the high-yield market overall. We preferred to concentrate on the higher-quality, more liquid names.

"The main reason for
 our relative underperfor
 mance stemmed from
 our more conservative
 approach..."

[Table at top left-hand side of page entitled "Quality distribution."
The first listing is A--2%, the second is BBB--10%, the third BB--19%, the fourth B--48%, the fifth CCC--12% and the sixth C-D--1%.]

WINNERS AND DISAPPOINTMENTS

Among our high-yield holdings, there were a number of very strong performers. North American Van Lines was one, boosted by better economic conditions and the company's ability to issue equity and redeem our bonds at a profit to the Fund. Other winners included our holdings in Chukchansi Economic Development Authority, which owns the Chukchansi Resort and Casino, located in central California. The casino and hotel opened on time and near budget, and saw encouraging initial operating performance. Our holdings in Wynn Las Vegas also performed well, due to news that construction of the hotel and casino project -- scheduled to open in 2005 -- was on time. On the flip side, our disappointments included Mexican wireless phone company Grupo Iusacell, which is continuing to manage through restructuring pains, and Mexican oil company Pemex, which received a credit-rating downgrade during the period.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-03." The chart is divided into four sections (from top to left): Corporate bonds 83%, Foreign government bonds 8%, Short-term investments & other 8% and Preferred stock 1%.]

EMERGING-MARKET HOLDINGS A PLUS

Throughout the period, the Fund's performance was helped by our investments in high-yielding emerging-market bonds, which were fueled by a combination of stronger demand and a perception of reduced risk in these developing countries. Debt management by many emerging countries seemingly improved, as some accumulated foreign reserves and others took various domestic policy steps to restructure old debt. In particular, our holdings in Brazil and Peru worked out particularly well. During the period, we also sold our Russian holdings in order to lock in profits. They had benefited from the strength of its oil exports, growing foreign reserves and improving economic growth.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Chukchansi followed by an up arrow with the phrase "Newly opened casino/hotel enjoys good results." The second listing is North American Van Lines followed by an up arrow with the phrase "Improving economy helps financials." The third listing is Pemex followed by a down arrow with the phrase "Credit quality downgrade."]

OUTLOOK

We continue to approach the high-yield market with a measure of caution. At the end of the period, the yield spread between high-yield bonds and a 10-year Treasury was between 4.5 and 5 percentage points, hovering near historical averages. Our economic outlook calls for moderate, rather than robust, economic growth, which we don't think will be enough to support those high-yield valuation levels. As a result, we plan to maintain a higher-than-average credit profile, concentrating on the higher-quality tiers of the high-yield market. In addition, we plan to approach cyclical industries very cautiously, although we won't rule anything out and plan to evaluate all opportunities on a case-by-case basis. We also plan to be quick to take profits or move out of companies whose credit story may show signs of faltering. In terms of emerging-market bonds, we plan to maintain a stake in those that offer a good combination of incremental yield and potential for appreciation given improvements in a given country's fiscal, political and/or economic situation.

"We continue to approach
 the high-yield market with a
 measure of caution."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

See the prospectus for the risks of investing in high-yield bonds.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2003

                              Class A      Class B      Class C      Class I 1
Inception date                 3-1-01       3-1-01       3-1-01       3-1-01

Average annual returns with maximum sales charge (POP)
One year                        12.46%       11.92%       14.79%       18.15%
Since inception                  6.66%        6.77%        7.35%        8.78%

Cumulative total returns with maximum sales charge (POP)
Six months                       1.07%        0.43%        3.38%        5.99%
One year                        12.46%       11.92%       14.79%       18.15%
Since inception                 19.40%       19.75%       21.54%       26.05%

SEC 30-day yield as of November 30, 2003
                                 5.84%        5.40%        5.35%        6.47%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Merrill Lynch High Yield Master II Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock High Income Fund, without sales charge (NAV) and is equal to $12,502 as of November 30, 2003. The second line represents the same hypothetical $10,000 investment made in the John Hancock High Income Fund, with maximum sales charge and is equal to $11,941 as of November 30, 2003. The third line represents the Merrill Lynch High Yield Master II Index and is equal to $11,876 as of November 30, 2003.

                                    Class B      Class C 1    Class I 2
Period beginning                     3-1-01       3-1-01       3-1-01
Without sales charge                $12,275      $12,275      $12,605
With maximum sales charge           $11,975      $12,154      $12,605
Index                               $11,876      $11,876      $11,876

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of November 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2003
(unaudited)

This schedule is divided into three main categories: bonds, preferred stocks and short-term investments. Bonds and preferred stock are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE    RATING*      (000s OMITTED)      VALUE
BONDS 91.14%                                                                                              $28,247,207
(Cost $26,643,025)

Advertising 0.94%                                                                                             289,850
Vertis, Inc.,
Sub Note 12-07-09                                                    13.500%     Caa1            $310         289,850

Automobiles/Trucks 2.80%                                                                                      867,125
Keystone Automotive Operations, Inc.,
Sr Sub Note 11-01-13 (R)                                              9.750      B-               500         528,125
TRW Automotive, Inc.,
Sr Note 02-15-13 (R)                                                  9.375      B+               300         339,000

Banks -- Foreign 1.28%                                                                                        397,143
Corporacion Andina de Fomento,
Note (Supra National) 05-21-13                                        5.200      A                400         397,143

Banks -- United States 1.69%                                                                                  524,441
Colonial Bank,
Sub Note 06-01-11                                                     9.375      BBB-             150         172,089
Sumitomo Mitsui Banking Corp. (New York Branch),
Sub Note Tier II 06-15-12                                             8.000      BBB-             300         352,352

Building 2.12%                                                                                                656,611
Celulosa Arauco y Constitucion S.A.,
Note (Chile) 07-09-13                                                 5.125      BBB+             250         243,611
North American Energy Partners,
Sr Note 12-01-11 (R)                                                  8.750      B+               400         413,000

Chemicals -- Diversified 1.01%                                                                                314,250
Nova Chemicals Corp.,
Sr Note (Canada) 05-15-06                                             7.000      BB+              300         314,250

Containers 1.50%                                                                                              465,800
Owens-Brockway Glass Container, Inc.,
Gtd Sr Sec Note 02-15-09                                              8.875      BB               140         151,550
Sr Note 05-15-13                                                      8.250      B+               300         314,250

Food 1.88%                                                                                                    582,705
Del Monte Corp.,
Sr Sub Note 12-15-12 (R)                                              8.625      B                237         258,330


See notes to
financial statements.

8


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE    RATING*      (000s OMITTED)      VALUE
Food (continued)
Dole Food Co., Inc.,
Sr Note 03-15-11                                                      8.875%     BB-             $300        $324,375

Government -- Foreign 7.87%                                                                                 2,438,907
Brazil, Federal Republic of,
Global Bond (Brazil) 04-07-08                                         9.375      B+               150         158,625
Global Bond (Brazil) 10-22-10                                         9.250      B+               300         309,600
Global Bond (Brazil) 08-07-11                                        10.000      B+               150         158,550
Colombia, Republic of,
Gtd Note (Colombia) 04-09-11                                          9.750      BB+              291         323,607
Mexican States, United
Bond (Mexico) 08-15-31                                                8.300      BBB-             300         330,450
Global Med Term Note Ser A (Mexico) 01-16-13                          6.375      BBB-             350         359,450
Panama, Republic of,
Bond (Panama) 01-16-23                                                9.375      BB               150         162,000
Peru, Republic of,
Note (Peru) 02-06-15                                                  9.875      BB-              550         636,625

Leisure 17.01%                                                                                              5,273,100
Chukchansi Economic Development Authority,
Sr Note 06-15-09 (R)                                                 14.500      Caa1**           350         407,750
Cinemark USA, Inc.,
Sr Sub Note 02-01-13                                                  9.000      B-               300         333,000
Coast Hotels and Casinos, Inc.,
Sr Sub Deb 04-01-09                                                   9.500      B                200         211,750
Gaylord Entertainment Co.,
Sr Note 11-15-13 (R)                                                  8.000      B-               400         416,000
Hockey Co. (The)/Sport Maska, Inc.,
Unit Sr Sec Note 04-15-09                                            11.250      B                300         342,750
Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note 03-15-12                                              9.000      B                200         220,000
Jacobs Entertainment, Inc.,
Sr Sec Note 02-01-09                                                 11.875      B                250         274,375
Jupiters Ltd.,
Gtd Sr Note (Australia) 03-01-06                                      8.500      BBB+             200         218,500
Mandalay Resort Group,
Sr Sub Note 02-15-10                                                  9.375      BB-               50          57,500
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note 04-01-12                                              8.000      BB-              250         270,625
Sr Sub Note 07-15-09                                                  6.375      BB-              250         256,250
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B 04-01-10                                            9.750      B+               350         369,250
Penn National Gaming, Inc.,
Gtd Sr Sub Note Ser B 03-01-08                                       11.125      B                100         112,500


See notes to
financial statements.

9


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE    RATING*      (000s OMITTED)      VALUE
Leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd Sr Note 05-01-12                                                  7.875%     BB+             $300        $332,625
Station Casinos, Inc.,
Sr Note 02-15-08                                                      8.375      BB-              150         161,625
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas) 08-15-11                                        8.875      B+                60          65,250
Turning Stone Casino Resort Enterprise,
Sr Note 12-15-10 (R)                                                  9.125      B+               300         327,000
Waterford Gaming LLC,
Sr Note 09-15-12 (R)                                                  8.625      B+               395         418,700
Wynn Las Vegas LLC,
2nd Mtg Note 11-01-10                                                12.000      CCC+             410         477,650

Linen Supply & Related 0.19%                                                                                   59,675
Coinmach Corp.,
Sr Note 02-01-10                                                      9.000      B                 55          59,675

Machinery 1.32%                                                                                               409,000
Manitowoc Co., Inc.,
Sr Note 11-01-13                                                      7.125      B+               400         409,000

Manufacturing 1.02%                                                                                           316,500
Reddy Ice Group, Inc.,
Sr Sub Note 08-01-11 (R)                                              8.875      B-               300         316,500

Media 13.10%                                                                                                4,059,274
Allbritton Communications Co.,
Sr Sub Note 12-15-12                                                  7.750      B-               350         356,125
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.,
Sr Note 10-01-09                                                     10.750      CCC-             400         342,000
CSC Holdings, Inc.,
Sr Sub Deb 05-15-16                                                  10.500      B+               250         276,250
Sr Sub Deb 04-01-23                                                   9.875      B+               150         155,250
DIRECTV Holdings/Finance,
Sr Note 03-15-13                                                      8.375      BB-              250         282,813
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                                  8.625      B+               300         316,500
Innova S. de R.L.,
Note (Mexico) 09-19-13 (R)                                            9.375      B+               315         322,087
Sr Note (Mexico) 04-01-07                                            12.875      B+                94          96,213
Paxson Communications Corp.,
Gtd Sr Sub Note 07-15-08                                             10.750      CCC+             210         226,800
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                               12.500      CCC-             400         348,500
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note 03-15-12                                              8.000      B                400         427,000


See notes to
financial statements.

10


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE    RATING*      (000s OMITTED)      VALUE
Media (continued)
TCI Communications, Inc.,
Sr Deb 08-01-13                                                       7.875%     BBB             $300        $352,236
XM Satellite Radio, Inc.,
Sr Sec Note 06-15-10                                                 12.000      CCC+             500         557,500

Medical 1.26%                                                                                                 390,500
Advanced Medical Optics, Inc.,
Sr Sub Note 07-15-10                                                  9.250      B                355         390,500

Metal 1.03%                                                                                                   320,250
BWAY Corp.,
Sr Sub Note 10-15-10 (R)                                             10.000      B-               300         320,250

Office 1.10%                                                                                                  340,500
Moore North America Finance, Inc.,
Sr Note 01-15-11 (R)                                                  7.875      BB-              300         340,500

Oil & Gas 6.52%                                                                                             2,019,507
Chesapeake Energy Corp.,
Gtd Sr Note 01-15-15                                                  7.750      BB-              300         322,500
Sr Note 04-01-11                                                      8.125      BB-              300         327,750
Comstock Resources, Inc.,
Gtd Sr Note 05-01-07                                                 11.250      B-               300         323,250
Frontier Oil Corp.,
Sr Note Ser A 02-15-06                                                9.125      B+               300         310,125
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway) 06-01-08                                    10.250      CCC              150         136,500
Pemex Finance Ltd.,
Note Ser 1999-2 Class A5 (Mexico) 08-15-04                            9.140      A-               150         152,382
Pemex Project Funding Master Trust,
Gtd Note (Mexico) 02-15-08                                            8.500      BBB-             300         342,000
Gtd Note (Mexico) 12-15-14                                            7.375      BBB-             100         105,000

Paper & Paper Products 4.84%                                                                                1,501,073
Corporacion Durango S.A. de C.V.,
Sr Sec Note (Mexico) 08-01-06 (B)                                    13.125      D                456         266,760
Longview Fibre Co.,
Sr Sub Note 01-15-09                                                 10.000      B+               125         137,188
MDP Acquisitions Plc,
Sr Note (Ireland) 10-01-12                                            9.625      B                500         555,000
Stone Container Corp.,
Sr Note 02-01-08                                                      9.250      B                200         220,000
Sr Note 07-01-12                                                      8.375      B                300         322,125

Printing -- Commercial 1.04%                                                                                  321,000
Houghton Mifflin Co.,
Sr Sub Note 02-01-13                                                  9.875      B                300         321,000


See notes to
financial statements.

11


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE    RATING*      (000s OMITTED)      VALUE
Retail 1.07%                                                                                                 $330,750
Central Garden & Pet Co.,
Gtd Sr Sub Note 02-01-13                                              9.125%     B+              $300         330,750

Telecommunications 7.63%                                                                                    2,364,223
GCI, Inc.,
Sr Note 08-01-07                                                      9.750      B+               450         461,250
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (B)                                        14.250      C                250          70,000
Mobile Telesystems Finance S.A.,
Gtd Bond (Luxembourg) 12-21-04                                       10.950      B+               100         105,750
Nextel Communications, Inc.,
Sr Note 08-01-15                                                      7.375      B+               400         421,000
Nextel Partners, Inc.,
Sr Note 11-15-09                                                     12.500      CCC+             300         346,500
PanAmSat Corp.,
Gtd Sr Note 02-01-12                                                  8.500      B+               300         326,250
Qwest Capital Funding, Inc.,
Note 08-03-04                                                         5.875      CCC+             500         500,000
Tritel PCS, Inc.,
Sr Sub Note 01-15-11                                                 10.375      BBB              112         133,473

Textile 1.03%                                                                                                 319,500
Oxford Industries, Inc.,
Sr Note 06-01-11 (R)                                                  8.875      B                300         319,500

Tobacco 1.22%                                                                                                 378,000
Commonwealth Brands, Inc.,
Sr Sec Sub Note 09-01-08 (R)                                         10.625      B-               350         378,000

Transportation 0.66%                                                                                          205,625
North American Van Lines, Inc.,
Gtd Sr Sub Note 12-01-09                                             13.375      B+               175         205,625

Utilities 6.45%                                                                                             2,000,148
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) 04-30-13 (R)                                      8.625      BBB-             380         397,746
Midland Funding Corp. II,
Deb Ser A 07-23-05                                                   11.750      BB-              183         197,951
MSW Energy Holdings/Finance,
Sr Sec Note 09-01-10 (R)                                              8.500      BB               300         323,250
Sr Sec Note 09-01-10 (R)                                              7.375      BB-              300         309,000
Pinnacle Partners,
Sr Note 08-15-04 (R)                                                  8.830      BB+              300         310,500
PSEG Energy Holdings LLC,
Note 04-16-07                                                         7.750      BB-              300         309,375
Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser F 11-30-18                                        7.475      BB                98         101,903
Sr Sec Note Ser C 05-30-10                                            7.840      BB                48          50,423


See notes to
financial statements.

12


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                      RATE        RATING*      (000s OMITTED)      VALUE
Waste Disposal Service & Equip. 3.56%                                                                      $1,101,750
Allied Waste North America, Inc.,
Sr Sub Note Ser A 09-01-12                                            9.250%     BB-             $150         167,250
Sr Sub Note Ser B 08-01-09                                           10.000      B+               250         270,000
Casella Waste Systems, Inc.,
Sr Sub Note 02-01-13                                                  9.750      B                300         336,000
Synagro Technologies, Inc.,
Sr Sub Note 04-01-09                                                  9.500      B                300         328,500


                                                                               CREDIT
ISSUER, DESCRIPTION                                                            RATING*         SHARES           VALUE
PREFERRED STOCKS 0.68%                                                                                       $211,000
(Cost $192,000)

Media 0.68%
CSC Holdings, Inc., 11.75%, Ser H                                                B              2,000         211,000

ISSUER, DESCRIPTION,                                                           INTEREST     PAR VALUE
MATURITY DATE                                                                  RATE         (000s OMITTED)      VALUE
SHORT-TERM INVESTMENTS 6.35%                                                                               $1,969,000
(Cost $1,969,000)

Joint Repurchase Agreement 6.35%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 11-28-03, due
12-01-03 (Secured by U.S. Treasury Inflation Indexed
Bond 3.625% due 04-15-28 and 3.875% due
04-15-29, U.S. Treasury Inflation Indexed Note
3.000% due 07-15-12)                                                            1.030%         $1,969       1,969,000

TOTAL INVESTMENTS 98.17%                                                                                  $30,427,207

OTHER ASSETS AND LIABILITIES, NET 1.83%                                                                      $566,222

TOTAL NET ASSETS 100.00%                                                                                  $30,993,429


  * Credit ratings are rated by Standard & Poor's where available, or Moody's Investors Service, unless indicated otherwise.

 ** Security rated internally by John Hancock Advisers, LLC.

(B) Non-income-producing issuer filed for protection under Bankruptcy
    Code or is in default of interest payment.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1993. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,445,238 or 20.80% of net assets as of November 30, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer;
    however, the security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



See notes to
financial statements.

FINANCIAL STATEMENTS


PORTFOLIO
CONCENTRATION

Securities owned
by the Fund on
November 30, 2003
(unaudited)

These tables show
the percentages
of the Fund's
investments
aggregated by
various countries
and concentration
of investments
aggregated by the
quality rating for
debt and preferred
securities.

                                                        VALUE AS A PERCENTAGE
COUNTRY DIVERSIFICATION                                  OF FUND'S NET ASSETS
-----------------------------------------------------------------------------
Australia                                                         0.70%
Bahamas                                                           0.21
Brazil                                                            2.02
Canada                                                            1.01
Chile                                                             2.07
Colombia                                                          1.04
Ireland                                                           1.79
Luxembourg                                                        0.34
Mexico                                                            6.60
Norway                                                            0.44
Panama                                                            0.52
Peru                                                              2.05
Supra national                                                    1.28
United States                                                    78.10

Total investments                                                98.17%

QUALITY DISTRIBUTION
-----------------------------------------------------------------------------
A                                                                 1.77%
BBB                                                               9.70
BB                                                               19.47
B                                                                48.07
CCC                                                              11.72
C                                                                 0.23
D                                                                 0.86

Total bonds and preferred stocks                                 91.82%


See notes to
financial statements.

FINANCIAL STATEMENTS


ASSETS AND
LIABILITIES

November 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $28,804,025)                           $30,427,207
Cash                                                                      563
Receivable for investments sold                                       308,906
Receivable for shares sold                                             99,191
Interest receivable                                                   614,838
Receivable from affiliates                                              8,555
Other assets                                                              520

Total assets                                                       31,459,780

LIABILITIES
Payable for investments purchased                                     300,000
Payable for shares repurchased                                         71,753
Dividends payable                                                      22,833
Payable to affiliates
Management fee                                                         16,387
Distribution and service fee                                            5,341
Other                                                                     762
Other payables and accrued expenses                                    49,275

Total liabilities                                                     466,351

NET ASSETS
Capital paid-in                                                    29,848,710
Accumulated net realized loss on investments                         (476,414)
Net unrealized appreciation of investments                          1,623,182
Distributions in excess of net investment income                       (2,049)

Net assets                                                        $30,993,429

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($15,822,124 [DIV] 1,572,109 shares)                           $10.06
Class B ($10,569,281 [DIV] 1,050,208 shares)                           $10.06
Class C ($4,501,384 [DIV] 447,250 shares)                              $10.06
Class I ($100,640 [DIV] 10,000 shares)                                 $10.06

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($10.06 [DIV] 95.5%)                                         $10.53
Class C ($10.06 [DIV] 99.0%)                                           $10.16

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

FINANCIAL STATEMENTS


OPERATIONS

For the period ended
November 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.



INVESTMENT INCOME
Interest (net of foreign withholding taxes of $455)                $1,191,380
Dividends                                                              19,378

Total investment income                                             1,210,758

EXPENSES
Investment management fee                                              97,334
Class A distribution and service fee                                   23,557
Class B distribution and service fee                                   52,195
Class C distribution and service fee                                   18,531
Class A, B and C transfer agent fee                                    16,417
Class I transfer agent fee                                                 25
Registration and filing fee                                            30,138
Custodian fee                                                          15,549
Auditing fee                                                           15,000
Printing                                                                8,653
Accounting and legal services fee                                       4,492
Miscellaneous                                                             885
Trustees' fee                                                             777
Legal fee                                                                 324
Interest                                                                  255

Total expenses                                                        284,132
Less expense reductions                                               (38,637)

Net expenses                                                          245,495

Net investment income                                                 965,263

REALIZED AND UNREALIZED GAIN

Net realized gain on investments                                      438,051
Change in unrealized appreciation (depreciation)
of investments                                                        275,113

Net realized and unrealized gain                                      713,164

Increase in net assets from operations                             $1,678,427


1 Semiannual period from 6-1-03 through 11-30-03.


See notes to
financial statements.

FINANCIAL STATEMENTS


CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                    YEAR             PERIOD
                                                    ENDED             ENDED
                                                    5-31-03        11-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                               $1,432,481     $965,263
Net realized gain (loss)                              (385,569)     438,051
Change in net unrealized
appreciation (depreciation)                          1,403,179      275,113

Increase in net assets
resulting from operations                            2,450,091    1,678,427

Distributions to shareholders
From net investment income
Class A                                             (1,029,783)    (538,012)
Class B                                               (391,880)    (322,190)
Class C                                               (138,035)    (114,309)
Class I                                                 (7,825)      (3,583)
                                                    (1,567,523)    (978,094)

From Fund share transactions                        12,035,106      711,702

NET ASSETS
Beginning of period                                 16,663,720   29,581,394

End of period 2                                    $29,581,394  $30,993,429


1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.

2 Includes accumulated (distributions in excess of) net investment income of $10,782 and ($2,049), respectively.


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           5-31-01 1   5-31-02     5-31-03    11-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84
Net investment income 3                                   0.15        0.81        0.69        0.34
Net realized and unrealized
gain (loss) on investments                               (0.07)      (0.27)       0.28        0.22
Total from
investment operations                                     0.08        0.54        0.97        0.56
Less distributions
From net investment income                               (0.14)      (0.86)      (0.75)      (0.34)
Net asset value,
end of period                                            $9.94       $9.62       $9.84      $10.06
Total return 4,5 (%)                                      0.89 6      5.63       10.88        5.80 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                              $10         $12         $16         $16
Ratio of expenses
to average net assets (%)                                 1.25 7      1.24        1.31        1.31 7
Ratio of adjusted expenses
to average net assets 8 (%)                               2.42 7      2.77        1.73        1.57 7
Ratio of net investment income
to average net assets (%)                                 5.93 7      8.24        7.36        6.76 7
Portfolio turnover (%)                                      13         113          97          36


See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           5-31-01 1   5-31-02     5-31-03    11-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84
Net investment income 3                                   0.13        0.75        0.61        0.31
Net realized and unrealized
gain (loss) on investments                               (0.06)      (0.27)       0.30        0.22
Total from
investment operations                                     0.07        0.48        0.91        0.53
Less distributions
From net investment income                               (0.13)      (0.80)      (0.69)      (0.31)
Net asset value,
end of period                                            $9.94       $9.62       $9.84      $10.06
Total return 4,5 (%)                                      0.71 6      4.99       10.11        5.43 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 9        $3         $10         $11
Ratio of expenses
to average net assets (%)                                 1.95 7      1.90        2.01        2.01 7
Ratio of adjusted expenses
to average net assets 8 (%)                               3.12 7      3.43        2.43        2.27 7
Ratio of net investment income
to average net assets (%)                                 5.22 7      7.58        6.53        6.08 7
Portfolio turnover (%)                                      13         113          97          36


See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           5-31-01 1   5-31-02     5-31-03    11-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84
Net investment income 3                                   0.13        0.75        0.61        0.31
Net realized and unrealized
gain (loss) on investments                               (0.06)      (0.27)       0.30        0.22
Total from
investment operations                                     0.07        0.48        0.91        0.53
Less distributions
From net investment income                               (0.13)      (0.80)      (0.69)      (0.31)
Net asset value,
end of period                                            $9.94       $9.62       $9.84      $10.06
Total return 4,5 (%)                                      0.71 6      4.99       10.11        5.43 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 9        $2          $3          $5
Ratio of expenses
to average net assets (%)                                 1.95 7      1.90        2.01        2.01 7
Ratio of adjusted expenses
to average net assets 8 (%)                               3.12 7      3.43        2.43        2.27 7
Ratio of net investment income
to average net assets (%)                                 5.22 7      7.58        6.55        6.08 7
Portfolio turnover (%)                                      13         113          97          36


See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                           5-31-01 1   5-31-02     5-31-03    11-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84
Net investment income 3                                   0.15        0.83        0.72        0.36
Net realized and unrealized
gain (loss) on investments                               (0.06)      (0.27)       0.28        0.22
Total from
investment operations                                     0.09        0.56        1.00        0.58
Less distributions
From net investment income                               (0.15)      (0.88)      (0.78)      (0.36)
Net asset value,
end of period                                            $9.94       $9.62       $9.84      $10.06
Total return 4,5 (%)                                      0.96 6      5.89       11.24        5.99 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 9        -- 9        -- 9        -- 9
Ratio of expenses
to average net assets (%)                                 0.95 7      0.98        0.98        0.95 7
Ratio of adjusted expenses
to average net assets 8 (%)                               2.12 7      2.51        1.40        1.21 7
Ratio of net investment income
to average net assets (%)                                 6.23 7      8.49        7.73        7.15 7
Portfolio turnover (%)                                      13         113          97          36

1 Class A, Class B, Class C and Class I shares began operations on 3-1-01.

2 Semiannual report from 6-1-03 through 11-30-03. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock High Income Fund (the "Fund") is a diversified series of John Hancock Strategic Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek a high level of current income. The Fund will seek to achieve this objective by investing primarily in debt securities.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $907,610 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2010 -- $16,650 and May 31, 2011 -- $890,960.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.65% of the first $1,000,000,000 of the Fund's average daily net asset value, (b) 0.60% of the next $3,000,000,000, and (c) 0.55% of the Fund's average daily net asset value in excess of $4,000,000,000.

The Adviser has agreed to limit the Fund's total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund's average daily net asset value, at least until September 30, 2004. Accordingly, the expense reductions related to the Fund's total expense limitation amounted to $38,637 for the period ended November 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $27,985 with regard to sales of Class A shares. Of this amount, $3,477 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $23,362 was paid as sales commissions to unrelated broker-dealers and $1,146 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $11,261 with regard to sales of Class C shares. Of this amount, $11,050 was paid as sales commissions to unrelated broker-dealers and $211 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2003, CDSCs received by JH Funds amounted to $7,777 for Class B shares and $1,496 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of the average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net asset value of the Fund.

The Adviser and other subsidiaries of JHLICo owned 1,000,000 shares of beneficial interest of the Fund on November 30, 2003.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 5-31-03         PERIOD ENDED 11-30-03 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                         694,399      $6,534,636       540,622      $5,331,524
Distributions reinvested      14,757         138,597        11,340         112,493
Repurchased                 (236,354)     (2,213,218)     (654,426)     (6,478,119)
Net increase (decrease)      472,802      $4,460,015      (102,464)    ($1,034,102)

CLASS B SHARES
Sold                         868,345      $8,167,661       230,596      $2,274,875
Distributions reinvested      19,820         186,092        18,267         181,074
Repurchased                 (198,319)     (1,850,942)     (206,037)     (2,037,425)
Net increase                 689,846      $6,502,811        42,826        $418,524

CLASS C SHARES
Sold                         250,057      $2,354,187       160,311      $1,593,062
Distributions reinvested       5,760          54,075         5,482          54,346
Repurchased                 (144,176)     (1,335,982)      (32,533)       (320,128)
Net increase                 111,641      $1,072,280       133,260      $1,327,280

NET INCREASE               1,274,289     $12,035,106        73,622        $711,702

1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2003, aggregated $12,436,984 and $9,935,346, respectively.

The cost of investments owned on November 30, 2003, including short-term investments, for federal income tax purposes was $28,822,314. Gross unrealized appreciation and depreciation of investments aggregated $2,077,422 and $472,529, respectively, resulting in net unrealized appreciation of $1,604,893. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums and accretion of discounts on debt securities.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund
-------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund
-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Bond Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund
-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund
-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

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28

FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
William F. Glavin*
Maureen Ford Goldfarb
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt

*Members of the Audit Committee

OFFICERS

Maureen Ford Goldfarb
Chairman, President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                               1-800-225-5291

On the Fund's Web site                 www.jhfunds.com/proxy

On the SEC's Web site                  www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Sample Fund.

720SA 11/03
       1/04

John Hancock
Strategic
Income Fund

SEMI
ANNUAL
REPORT

11.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 18

For your information
page 37


Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through November 30. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 47.46% through November, while the Dow Jones Industrial Average was up 19.80% and the Standard & Poor's 500 Index returned 22.26%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 26.11% through November, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of November 30, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
high current
income by invest-
ing primarily in
foreign govern-
ment and
corporate debt
securities from
developed and
emerging markets,
U.S. government
and agency
securities and U.S.
high-yield bonds.

Over the last six months

* A declining U.S. dollar boosted high-quality, non-dollar foreign government bonds.

* High-yield bonds led global bond markets, but the Fund's underweighting in them and its focus on higher-quality tiers curtailed performance.

* Emerging-market bonds also performed well.

[Bar chart with heading "John Hancock Strategic Income Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 5% at the top. The first bar represents the 2.13% total return for Class A. The second bar represents the 1.77% total return for Class B. The third bar represents the 1.77% total return for Class C. The fourth bar represents the 2.12% total return for Class I. The fifth bar represents the 4.57%* total return for Class R. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. *From inception August 5, 2003 through November 30, 2003."]

Top 10 issuers

16.9%   Government of Canada
12.8%   U.S. Treasury
 5.3%   Government of New Zealand
 4.8%   Republic of Colombia
 4.0%   Bonos Y Oblig Del Estado (Spain)
 3.7%   Bundesrepublick Deutschland (Denmark)
 2.7%   Government of Australia
 2.7%   United Mexican States
 2.5%   Republic of Brazil
 2.1%   Government of Norway

As a percentage of net assets on November 30, 2003.

BY FREDERICK L. CAVANAUGH, JR., AND DANIEL S. JANIS, III, PORTFOLIO MANAGERS

MANAGERS'
REPORT

John Hancock
Strategic Income
Fund

Most global bond markets experienced heightened volatility during the six-month period ended November 30, 2003. U.S. Treasury securities faltered when much-stronger-than-expected economic news sent bond yields higher and bond prices lower. High-quality foreign government bonds tended to follow U.S. Treasuries lower in price terms, but many posted strong gains in U.S. dollar terms. The U.S. dollar plummeted during the period, ending at its lowest value versus the euro since the European currency debuted almost five years ago, and it ended at a three-year low versus the yen. Much of the dollar's recent descent can be pegged to a call by the finance ministers of major developed countries for flexible exchange rates, a sentiment that was interpreted as a call for a weaker dollar. The dollar's devaluation further accelerated due to rising trade tensions and U.S. budget and trade deficits, terrorism concerns and the prospect for continued low U.S. interest rates, all of which make the dollar relatively less attractive. As foreign currencies gained strength compared with the dollar, foreign-denominated bond returns converted to more dollars, enhancing international bond performance for investors in the United States. Elsewhere in the international bond markets, emerging-market returns were mixed. Places such as Brazil and Columbia turned in strong returns in large measure due to improving investor sentiment about their fiscal and political prospects, while Mexico and Russia struggled as their prospects dimmed.

"Most global bond
 markets experienced
 heightened volatility
 during the six-month
 period..."

High-yield corporate bonds, on the other hand, posted extremely strong, stock-like returns. The relatively low yields that government and other investment-grade bonds offered during the period helped make high-yield bonds appealing to yield-hungry investors. Better economic conditions also muted risk aversion, further fueling demand for riskier investments such as stocks and high-yield bonds. Additionally, there was a growing perception that the business fundamentals of high-yield corporate issuers had improved significantly as some companies refinanced their debt and, in the process, lowered interest costs and tidied up their balance sheets. Against this backdrop, investors' growing acceptance of risk helped the lowest-quality high-yield bonds significantly outperform higher-quality below-investment grade securities.

[Photos of Fred Cavanaugh and Dan Janis flush right next to first paragraph.]

FUND PERFORMANCE

For the six months ended November 30, 2003, John Hancock Strategic Income Fund's Class A, Class B, Class C and Class I shares posted total returns of 2.13%, 1.77%, 1.77% and 2.12%, respectively, at net asset value. This compared with the 3.55% return of the average multi-sector income fund, according to Lipper, Inc.1 Class R shares, which were launched on August 5, 2003, returned 4.57% at net asset value from inception through November 30, 2003. Keep in mind that your net asset value will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

"...the Fund's performance
 was driven mainly by our
 overweight allocation in
 non-dollar, unhedged in-
 vestments in high-quality
 government bonds..."

The main reason we underperformed our peer group stemmed from our smaller exposure to high-yield bonds, particularly those of the lowest credit quality. At the beginning of the period, our forecast called for a moderate, rather than robust, economic rebound, and we doubted that such a moderate spurt would support high-yield bonds at the expensive levels they had reached. Although our short-term performance was curtailed by our underestimating the economy's recent strength, we didn't alter our view that high-yield bonds were already "priced for perfection," and could be especially vulnerable to unpleasant developments. Furthermore, we were unwilling to slide down the quality scale by investing in the lowest-quality high-yield bonds, because those securities can be especially illiquid, potentially leaving investors at risk if conditions were to turn against a company or the high-yield market overall. We preferred to concentrate on the higher-quality, more liquid names.

[Table at top left-hand side of page entitled "Bond quality distribution." The first listing is AAA--48%, the second is AA--10%, the third A--1%, the fourth BBB--6%, the fifth BB--12%, the sixth B--14% and the seventh Below CCC--3%.]

Among our high-yield holdings, there were a number of very strong performers. North American Van Lines was one, boosted by better economic conditions and the company's ability to issue new equity and redeem our bonds at a profit for the Fund. Other winners were our holdings in Chukchansi Economic Development Authority, which owns a casino hotel that opened on time and near budget and saw encouraging initial operating performance, and Wynn Las Vegas, which benefited from news that its casino and hotel are on schedule to open in 2005. On the flip side, our disappointments included Mexican oil company Pemex, which received a credit-rating downgrade during the period.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-03." The chart is divided into six sections (from top to left): Foreign government bonds 58%, Corporate bonds 21%, U.S. government & agency bonds 14%, Short-term investments & other 5%, Preferred stocks 1% and Common stocks 1%.]

FOREIGN HOLDINGS A PLUS

Throughout the period, the Fund's performance was driven mainly by our overweight allocation in non-dollar, unhedged investments in high-quality government bonds, such as those issued by governments in Germany, Spain, Italy and Ireland. Not only did these bonds offer an attractive amount of additional yield relative to U.S. Treasuries, but they also appreciated in dollar terms as the greenback depreciated relative to the euro. Our holdings in Canadian dollars also performed well. Government bonds issued by our neighbor to the north benefited in part from investors' preference for countries that have budget and current account surpluses, rather than the deficits that plagued U.S. Treasuries during the period. Within the emerging-markets sector, we saw good gains from our holdings in Brazil and

Colombia. We also saw good returns from our Russian holdings, which we sold before they became vulnerable to a recent sell-off.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Euro-denominated bonds followed by an up arrow with the phrase "Decline in dollar boosts returns." The second listing is North American Van Lines followed by an up arrow with the phrase "Improving economy helps financials." The third listing is Pemex followed by a down arrow with the phrase "Credit quality downgrade."]

OUTLOOK

We plan to continue to make bonds denominated in a currency other than the U.S. dollar a major part of our strategy for the foreseeable future. That positioning is based on the positive interest-rate differential that exists between many foreign markets and the U.S. market. Furthermore, we have some concerns about this country's large current account deficit, which worries us given the fact that the United States will need to attract large amounts of the world's foreign capital as its funding source. At the same time, we're approaching the high-yield market with a greater degree of caution. Our economic outlook over the next six months or so calls for moderate economic growth, a level that we feel will be difficult to support the high-yield market's current valuations.

"...we're approaching the
 high-yield market with a
 greater degree of caution."


This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in high-yield bonds.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2003

                              Class A      Class B      Class C      Class I 1    Class R 1
Inception date                8-18-86      10-4-93       5-1-98       9-4-01       8-5-03

Average annual returns with maximum sales charge (POP)
One year                        11.22%       10.62%       13.56%       16.65%          --
Five years                       5.21%        5.15%        5.22%          --           --
Ten years                        7.12%        7.02%          --           --           --
Since inception                    --           --         4.75%       10.34%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.42%       -3.18%       -0.21%        2.12%          --
One year                        11.22%       10.62%       13.56%       16.65%          --
Five years                      28.88%       28.53%       29.00%          --           --
Ten years                       99.01%       97.15%          --           --           --
Since inception                    --           --        29.60%       24.63%        4.57%

SEC 30-day yield as of November 30, 2003
                                 4.30%        3.80%        3.76%        4.85%        4.01%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I or Class R shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in three separate indexes.

Line chart with the heading "GROWTH OF $10,000." Within the chart are five lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Strategic Income Fund, without sales charge (NAV) and is equal to $20,841 as of November 30, 2003. The second line represents the same hypothetical $10,000 investment made in the John Hancock Strategic Income Fund, with maximum sales charge (POP) and is equal to $19,901 as of November 30, 2003. The third line represents the Merrill Lynch High Yield Master II Index and is equal to $19,499 as of November 30, 2003. The fourth line represents the Merrill Lynch AAA U.S. Treasury/Agency Master Index and is equal to $19,055 as of November 30, 2003. The fifth bar represents the Citigroup World Government Bond Index and is equal to $18,709 as of November 30, 2003.

                                    Class B 1    Class C 1    Class I 2    Class R 2
Period beginning                   11-30-93       5-1-98       9-4-01       8-5-03
Without sales charge                $19,715      $13,092      $12,463      $10,457
With maximum sales charge           $19,715      $12,960      $12,463      $10,457
Index 1                             $19,055      $14,424      $11,513      $10,213
Index 2                             $19,499      $12,411      $12,100      $10,832
Index 3                             $18,709      $14,280      $13,036      $10,584

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of November 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch AAA U.S. Treasury/Agency Master Index -- Index 1 -- is an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Merrill Lynch High Yield Master II Index -- Index 2 -- is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Citigroup World Government Bond Index -- Index 3 -- is an unmanaged index of bonds issued by governments in the U.S., Europe and Asia.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2003
(unaudited)

This schedule is divided into five main categories: bonds, preferred stocks, common stocks, warrants and short-term investments. Bonds, preferred stocks, common stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                        RATE        RATING*  (000s OMITTED)           VALUE
BONDS 93.29%                                                                                              $1,393,114,628
(Cost $1,254,810,377)

Advertising 0.48%                                                                                              7,124,174
Go Outdoor Systems Holding S.A.,
Sr Sub Note (France) 07-15-09 (E)                                    10.500%     BBB+             $1,900       2,505,274
Vertis, Inc.
Sub Note 12-07-09                                                    13.500      Caa1              4,940       4,618,900

Aerospace 0.01%                                                                                                  102,435
Jet Equipment Trust,
Equipment Trust Cert Ser 95B2 08-15-14 (B) (R)                       10.910      D                 1,500         102,435

Banks -- Foreign 0.17%                                                                                         2,581,431
Corporacion Andina de Fomento,
Note (Venezuela) 05-21-13                                             5.200      A                 2,600       2,581,431

Banks -- United States 0.47%                                                                                   7,011,875
Colonial Bank,
Sub Note 06-01-11                                                     9.375      BBB-              3,650       4,187,495
CSBI Capital Trust I,
Sec Co Gtd Ser A 06-06-27 (I)                                        11.750      B-                2,340       2,824,380

Building 0.08%                                                                                                 1,135,750
North American Energy Partners, Inc.,
Sr Note 12-01-11 (R)                                                  8.750      B+                1,100       1,135,750

Chemicals 0.25%                                                                                                3,666,250
Nova Chemicals Corp.,
Note (Canada) 05-15-06                                                7.000      BB+               3,500       3,666,250

Consumer Products 0.00%                                                                                                0
Hedstrom Corp.,
Sr Sub Note 06-01-07 (B)                                             10.000      Caa3              4,000               0

Containers 0.72%                                                                                              10,686,538
BWAY Corp.,
Sr Sub Note 10-15-10 (R)                                             10.000      B-                2,125       2,268,438
Owens-Brockway Glass Container, Inc.,
Sr Note 05-15-13 +                                                    8.250      B+                3,200       3,352,000
Sr Sec Note 02-15-09                                                  8.875      BB                4,680       5,066,100

See notes to
financial statements.


8


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                                  INTEREST   CREDIT       PAR VALUE
MATURITY DATE                                                         RATE       RATING*  (000s OMITTED)           VALUE
Finance 1.04%                                                                                                $15,561,201
Pemex Project Funding Master Trust,
Gtd Note (Mexico) 04-04-10 (E) (R)                                    6.625%     BBB-             $3,000       3,722,451
Gtd Note (Mexico) 12-15-14 +                                          7.375      BBB-              3,675       3,858,750
Note (Mexico) 02-15-08                                                8.500      BBB-              7,000       7,980,000

Government -- Foreign 58.48%                                                                                 873,406,437
Australia, Government of,
Bond (Australia) 09-15-09 #                                           7.500      AAA              13,000      10,109,631
Bond (Australia) 05-15-13 #                                           6.500      AAA              19,500      14,643,527
Bond (Australia) 04-15-15 #                                           6.250      Aaa              21,000      15,547,868
Bonos Y Oblig Del Estado,
Bond (Spain) 07-30-04 (E)                                             4.500      AA+               9,500      11,549,952
Bond (Spain) 10-31-11 (E)                                             5.350      Aaa              18,930      24,272,964
Bond (Spain) 07-30-12 (E)                                             5.000      AA+              10,000      12,530,063
Bond (Spain) 07-30-13 (E)                                             4.200      AA+              10,000      11,762,227
Brazil, Republic of,
Bond (Brazil) 01-16-07 +                                             10.000      B+                5,000       5,537,500
Bond (Brazil) 04-07-08                                                9.375      B+               13,850      14,646,375
Bond (Brazil) 04-23-08 (E)                                            7.000      B+               10,000       5,944,902
Bond (Brazil) 08-07-11                                               10.000      B+                6,850       7,240,450
Note (Brazil) 10-22-10                                                9.250      B+                9,700      10,010,400
Bundesrepublik Deutschland,
Bond (Denmark) 07-04-12 (E)                                           5.000      AAA              16,800      21,088,608
Bond (Denmark) 01-04-13 (E)                                           4.500      AAA              28,750      34,738,102
Buoni Poliennali Del Tes,
Bond (Italy) 02-01-07 (E)                                             6.750      AA                5,500       7,243,605
Bond (Italy) 08-01-11 (E)                                             5.250      AA               23,835      30,361,426
Bond (Italy) 02-01-13 (E)                                             4.750      Aa2              10,000      12,245,589
Bond (Italy) 05-01-31 (E)                                             6.000      AA               11,800      15,915,657
Canada, Government of,
Bond (Canada) 09-01-05 #                                              6.000      AAA              24,500      19,761,712
Bond (Canada) 12-01-05 #                                              8.750      AAA              52,000      44,269,805
Bond (Canada) 12-01-06 #                                              7.000      AAA              45,000      37,947,611
Bond (Canada) 09-01-07 #                                              4.500      AAA              22,000      17,290,622
Bond (Canada) 06-01-08 #                                              6.000      AAA              10,000       8,294,869
Bond (Canada) 06-01-09 #                                              5.500      AAA              49,000      39,852,127
Bond (Canada) 06-01-10 #                                              5.500      AAA              33,425      27,126,988
Bond (Canada) 06-01-11 #                                              6.000      AAA              35,050      29,223,703
Bond (Canada) 06-01-29 #                                              5.750      AA+              35,525      28,873,115
Chile, Republic of,
Bond (Chile) 01-15-13 +                                               5.500      A-                3,000       3,070,800
Colombia, Republic of,
Bond (Colombia) 04-09-11                                              9.750      BB+               6,773       7,535,417
Bond (Colombia) 02-25-20                                             11.750      BB               10,850      12,504,625
Bond (Colombia) 01-28-33 +                                           10.375      BB                6,000       6,165,000

See notes to
financial statements.


9



FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                        RATE        RATING*  (000s OMITTED)           VALUE
Government -- Foreign (continued)
Colombia, Republic of (continued)
Note (Colombia) 01-31-08 (E)                                         11.375%     BB              $17,000     $22,820,112
Note (Colombia) 05-31-11 (E)                                         11.500      BB               17,000      22,731,468
Germany, Federal Republic of,
Bond (Germany) 01-04-12 (E)                                           5.000      AAA               7,450       9,364,296
Ireland, Government of,
Bond (Ireland) 04-18-13 (E)                                           5.000      AAA              13,500      16,855,160
Japan, Government of,
Bond (Japan) 10-20-05 #                                               0.100      AA-           1,500,000      13,697,937
Mexican States, United
Bond (Mexico) 09-15-16                                               11.375      BBB-              3,800       5,329,500
Bond (Mexico) 08-15-31                                                8.300      BBB-             11,500      12,667,250
Note (Mexico) 03-13-08 (E)                                            7.375      BBB-              7,560       9,877,733
Note (Mexico) 01-14-11                                                8.375      BBB-              7,200       8,424,000
Note (Mexico) 01-16-13 +                                              6.375      BBB-              8,650       8,883,550
New Zealand, Government of,
Bond (New Zealand) 07-15-09 #                                         7.000      AAA              18,000      11,957,408
Bond (New Zealand) 11-15-11 #                                         6.000      AAA              35,750      22,503,459
Bond (New Zealand) 04-15-13 #                                         6.500      AAA              69,400      45,026,119
Norway, Government of,
Bond (Norway) 11-30-04 #                                              5.750      AAA             163,000      24,536,787
Bond (Norway) 05-16-11 #                                              6.000      AAA              44,000       6,900,354
Panama, Republic of,
Bond (Panama) 01-16-23                                                9.375      BB                5,700       6,156,000
Bond (Panama) 09-30-27                                                8.875      BB                5,000       5,200,000
Peru, Republic of,
Bond (Peru) 11-21-33                                                  8.750      BB-              12,000      11,838,000
Note (Peru) 01-15-08 +                                                9.125      BB-               5,725       6,698,250
Note (Peru) 02-06-15 +                                                9.875      BB-              14,600      16,899,500
Philippines, Republic of,
Bond (Philippine Islands) 01-18-17                                    9.375      BB                7,000       7,166,250
Sweden, Kingdom of,
Bond (Sweden) 01-15-04 #                                              5.000      AAA              61,300       8,132,932
Bond (Sweden) 02-09-05 #                                              6.000      AAA              68,500       9,351,994
Bond (Sweden) 08-15-07 #                                              8.000      AAA              87,500      13,083,138

Government -- U.S. 12.84%                                                                                    191,709,419
United States Treasury,
Bond 08-15-05 +                                                      10.750      AAA              33,000      37,915,185
Bond 02-15-16 +                                                       9.250      AAA              27,600      39,400,076
Bond 08-15-19 +                                                       8.125      AAA              17,225      23,099,001
Note 08-15-04 +                                                       7.250      AAA              23,000      23,969,404
Note 08-15-05 +                                                       6.500      AAA              19,300      20,808,565
Note 08-15-07 +                                                       6.125      AAA              23,600      26,299,250
Note 08-15-11 +                                                       5.000      AAA              19,000      20,217,938

See notes to
financial statements.


10


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                        RATE        RATING*  (000s OMITTED)           VALUE
Government -- U.S. Agencies 1.08%                                                                            $16,183,225
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 06-01-33                                          5.500%     AAA             $15,998      16,183,225

Leisure 4.46%                                                                                                 66,681,263
Chukchansi Economic Development Authority,
Sr Note 06-15-09 (R)                                                 14.500      Caa1***           4,875       5,679,375
Hockey Co. (The)/Sport Maska, Inc.,
Unit (Sr Sec Note & Sr Sec Note)
(Canada) 04-15-09                                                    11.250      B                 5,360       6,123,800
Isle of Capri Casinos, Inc,
Sr Sub Note 03-15-12                                                  9.000      B                 4,500       4,950,000
Jacobs Entertainment, Inc.,
Sr Sec Note 02-01-09                                                 11.875      B                 4,550       4,993,625
Jupiters Ltd.,
Sr Note (Australia) 03-01-06                                          8.500      BBB+              5,520       6,030,600
Mandalay Resort Group,
Sr Sub Note 02-15-10 +                                                9.375      BB-               3,850       4,427,500
Mohegan Tribal Gaming Authority,
Sr Sub Note 07-15-09                                                  6.375      BB-               3,750       3,843,750
Sr Sub Note 04-01-12 +                                                8.000      BB-               4,450       4,817,125
MTR Gaming Group, Inc.,
Gtd Note 04-01-10                                                     9.750      B+                3,150       3,323,250
Penn National Gaming, Inc.,
Sr Sub Note Ser B 03-01-08                                           11.125      B                 5,200       5,850,000
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas) 08-15-11                                        8.875      B+                1,625       1,767,188
Waterford Gaming LLC,
Sr Note 09-15-12 (R)                                                  8.625      B+                7,120       7,547,200
Wynn Las Vegas LLC,
2nd Mtg Note 11-01-10 +                                              12.000      CCC+              6,290       7,327,850

Linen Supply & Related 0.31%                                                                                   4,578,700
Coinmach Corp.,
Sr Note 02-01-10                                                      9.000      B                 4,220       4,578,700

Machinery 0.18%                                                                                                2,658,500
Manitowoc Co., Inc.,
Sr Note 11-01-13 +                                                    7.125      B+                2,600       2,658,500

Media 3.71%                                                                                                   55,362,622
Allbritton Communications Co.,
Sr Sub Note 12-15-12 (R) +                                            7.750      B-                4,800       4,884,000
Callahan Nordrhein-Westfalen GmbH,
Sr Note (Germany) 07-15-11 (B) (E)                                   14.125      B-                1,430          51,424
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.,
Sr Note 10-01-09                                                     10.750      CCC-              3,600       3,078,000

See notes to
financial statements.


11


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                        RATE        RATING*  (000s OMITTED)           VALUE
Media (continued)
CSC Holdings, Inc.,
Sr Sub Deb 05-15-16 +                                                10.500%     B+               $3,450      $3,812,250
Sr Sub Deb 04-01-23                                                   9.875      B+                1,750       1,811,250
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                                  8.625      B+                6,265       6,609,575
Grupo Televisa SA,
Note (Mexico) 09-13-11                                                8.000      BBB-              1,700       1,891,250
Innova S. de R.L.,
Note (Mexico) 09-19-13 (R) (Y)                                        9.375      B+                5,685       5,812,913
Sr Note (Mexico) 04-01-07                                            12.875      B+                1,678       1,719,813
Paxson Communications Corp.,
Gtd Sr Sub Note 07-15-08 +                                           10.750      CCC+              3,735       4,033,800
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07                                               12.500      CCC-              6,050       5,271,063
Rogers Cablesystems Ltd.,
Sr Sec Deb (Canada) 01-15-14 #                                        9.650      BBB-              6,505       5,317,596
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note 03-15-12 +                                            8.000      B                 4,625       4,937,188
XM Satellite Radio, Inc.,
Sr Sec Note 06-15-10                                                 12.000      CCC+              5,500       6,132,500

Medical 0.16%                                                                                                  2,345,200
Advanced Medical Optics, Inc.,
Sr Sub Note 07-15-10                                                  9.250      B                 2,132       2,345,200

Metal 0.00%                                                                                                        3,125
Centaur Mining & Exploration Ltd.,
Sr Note (Australia) 12-01-07 (B)                                     11.000      D                 2,500           3,125

Oil & Gas 2.00%                                                                                               29,880,108
Chesapeake Energy Corp.,
Gtd Sr Note 01-15-15                                                  7.750      BB-               2,500       2,687,500
Sr Note 04-01-11 +                                                    8.125      BB-               6,000       6,555,000
Comstock Resources, Inc.,
Sr Note 05-01-07                                                     11.250      B-                6,175       6,653,563
Frontier Oil Corp.,
Sr Note Ser A 02-15-06                                                9.125      B+                  700         723,625
Key Energy Services, Inc.,
Sr Sub Note Ser B 01-15-09                                           14.000      B+                3,374       3,643,920
Ocean Rig Norway A.S.,
Sr Sec Note (Norway) 06-01-08                                        10.250      CCC               5,400       4,914,000
Parker Drilling Co.,
Gtd Sr Note Ser B 11-15-09 +                                         10.125      B+                4,500       4,702,500

Paper & Paper Products 1.91%                                                                                  28,539,561
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 08-01-06 (B)                                        13.125      D                12,020       7,031,700

See notes to
financial statements.


12


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                        RATE        RATING*  (000s OMITTED)           VALUE
Paper & Paper Products (continued)
Kappa Beheer BV,
Sr Sub Note (Netherlands) 07-15-09 (E)                               10.625%     B                $5,850      $7,538,298
Longview Fibre Co.,
Sr Sub Note 01-15-09                                                 10.000      B+                2,125       2,332,188
MDP Acquisitions Plc,
Sr Note (Ireland) 10-01-12                                            9.625      B                 4,300       4,773,000
Stone Container Corp.,
Sr Note 02-01-08                                                      9.250      B                 2,000       2,200,000
Sr Note 02-01-11                                                      9.750      B                 1,800       1,980,000
Sr Note 07-01-12                                                      8.375      B                 2,500       2,684,375

Telecommunications 1.95%                                                                                      29,113,488
GCI, Inc.,
Sr Note 08-01-07                                                      9.750      B+                4,633       4,748,825
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (B)                                        14.250      C                 4,000       1,120,000
Mobile Telesystems
Gtd Bond (Luxembourg) 12-21-04                                       10.950      B+                2,650       2,802,375
Nextel Communications, Inc.,
Sr Note 08-01-15 +                                                    7.375      B+                2,600       2,736,500
Nextel Partners, Inc.,
Sr Note 11-15-09                                                     12.500      CCC+              2,750       3,176,250
PanAmSat Corp.,
Gtd Sr Note 02-01-12 +                                                8.500      B+                4,500       4,893,750
PTC International Finance II S.A.,
Sr Sub Note (Luxembourg) 12-01-09 (E)                                11.250      BB-               2,400       3,135,788
Qwest Capital Funding, Inc.,
Gtd Note 08-03-04                                                     5.875      CCC+              6,500       6,500,000

Tobacco 0.34%                                                                                                  5,022,000
Commonwealth Brands, Inc.,
Sr Sec Sub Note 09-01-08 (R)                                         10.625      B***              4,650       5,022,000

Transportation 0.71%                                                                                          10,696,329
CHC Helicopter Corp.,
Sr Sub Note (Canada) 07-15-07 (E)                                    11.750      B                 2,146       2,803,917
North American Van Lines, Inc.,
Sr Sub Note 12-01-09                                                 13.375      B+                6,300       7,402,500
Pacific & Atlantic Holdings, Inc.,
Sr Sec Note (Greece) 12-31-07 (R)                                    10.500      Caa2              1,661         489,912

Utilities 1.62%                                                                                               24,204,997
Empresa Electrica Guacolda SA,
Sr Sec Note (Chile) 04-30-13 (R)                                      8.625      BBB-              4,370       4,574,079
Midland Funding Corp. II,
Deb Ser A 07-23-05 +                                                 11.750      BB-               3,895       4,206,468
Deb Ser B 07-23-06                                                   13.250      BB-               5,600       6,552,000

See notes to
financial statements.


13


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                                 INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                        RATE        RATING*  (000s OMITTED)           VALUE
Utilities (continued)
MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc.,
Gtd Sr Sec Note 09-01-10 (R)                                          7.375%     BB-                $950        $978,500
Niagara Mohawk Power Corp.,
Sec Facil Bond 01-01-18                                               8.770      A                 1,779       1,852,074
PSE&G Energy Holdings, LLC
Note 04-16-07                                                         7.750      BB-               3,200       3,300,000
Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser F 11-30-18                                        7.475      BB                1,747       1,834,255
Sr Sec Note Ser C 05-30-10                                            7.840      BB                  840         907,621

Waste Disposal Service & Equip. 0.32%                                                                          4,860,000
Allied Waste North America, Inc.,
Sr Sub Note Ser B 08-01-09                                           10.000      B+                4,500       4,860,000

                                                                                 CREDIT
ISSUER, DESCRIPTION                                                              RATING*          SHARES           VALUE
PREFERRED STOCKS 0.70%                                                                                       $10,505,736
(Cost $15,634,477)

Real Estate Operations 0.08%                                                                                   1,130,625
Anthracite Capital, Inc., 10.00%, Ser B                                           B***             45,000      1,130,625

Telecommunications 0.15%                                                                                       2,311,111
CSC Holdings, Inc., 11.75%, Ser H                                                 B               11,000       1,160,500
ICG Holdings, Inc., 14.00% (B) (I)                                                C                3,247               0
Metrocall Holdings, Inc., 15.00%                                                  B-***            2,787          31,911
Rural Cellular Corp., 11.375%, Ser B **                                           Ca               1,695       1,118,700

Transportation 0.00%                                                                                                   0
Pacific & Atlantic Holdings, Inc., 7.50% (Greece) (I)                             CCC***          90,361               0

Waste Disposal Service & Equip. 0.47%                                                                          7,064,000
Allied Waste Industries, Inc., 6.25%, Conv                                        B              100,000       7,064,000

                                                                                                                   VALUE
COMMON STOCKS 1.23%                                                                                          $18,340,614
(Cost $29,815,968)

Consumer Products 0.00%                                                                                                0
Hedstrom Corp. (Canada) (B) **                                                                    10,909               0

Food 0.01%                                                                                                        85,200
TLC Beatrice International Holdings
(Class A) (r) **                                                                                  20,000          85,200

Transportation 0.81%                                                                                          12,134,180
Newmont Mining Corp.                                                                             172,000       8,280,080
Pan American Silver Corp. (Canada) **                                                            290,000       3,854,100

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                                                               SHARES OR
ISSUER, DESCRIPTION,                                                                            WARRANTS           VALUE
Oil & Gas 0.04%                                                                                                 $660,001
Key Energy Services, Inc. **                                                                      72,448         660,001

Retail 0.00%                                                                                                       3,875
SpinCycle, Inc. (I) **                                                                               667           3,875

Telecommunications 0.37%                                                                                       5,457,358
Deutsche Telekom AG, American Depositary
Shares (Germany) **                                                                                8,253         136,009
Metrocall Holdings, Inc. **                                                                       23,100       1,143,450
NII Holdings, Inc. (Class B) **                                                                   23,262       1,766,749
NTL Europe Inc. **                                                                                24,037             361
Versatel Telecom International NV (Netherlands) (E) **                                         1,183,045       2,410,789

WARRANTS 0.26%                                                                                                $3,865,031
(Cost $827,963)

Consumer Products 0.00%                                                                                                0
Hedstrom Corp. (Canada) (B) **                                                                    12,539               0

Telecommunications 0.26%                                                                                       3,865,031
Allegiance Telecom, Inc., **                                                                       3,500           3,500
COLT Telecom Plc, Warrant (United Kingdom) (R) # **                                                5,000       3,439,677
Loral Space & Communications Ltd. **                                                              42,000           1,160
MetroNet Communications Corp. (Canada) (R) **                                                      2,250         209,250
NTL, Inc. **                                                                                      28,043         211,444
Occidente y Caribe Celular S.A. (Colombia) (I) (R) **                                             16,000               0



                                                                                INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                              RATE       (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 3.45%                                                                                 $51,466,000
(Cost $51,466,000)

Joint Repurchase Agreement 3.45%
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. -- Dated 11-28-03 due 12-01-03
(Secured by U.S. Treasury Inflation Indexed Bonds, 3.625%
due 04-15-28 and 3.875% due 04-15-29, U.S. Treasury
Inflation Indexed Note, 3.000% due 07-15-12)                                       1.030%        $51,466      51,466,000

TOTAL INVESTMENTS 98.93%                                                                                  $1,477,292,009

OTHER ASSETS AND LIABILITIES, NET 1.07%                                                                      $16,020,831

TOTAL NET ASSETS 100.00%                                                                                  $1,493,312,840

See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments

    * Credit ratings are rated by Moody's Investors Service, unless indicated otherwise.

   ** Non-income-producing security.

  *** Security rated internally by John Hancock Advisers, LLC.

    # Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

    + All or a portion of this security is on loan on November 30, 2003.

  (B) Non-income-producing issuer, filed for protection under the Federal Bankruptcy Code or is in default on interest payment.

  (E) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro-denominated.

  (I) This security is valued in good faith under procedures established by the Board of Trustees.

  (R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $40,981,979 or 2.74% of the Fund's net assets as of November 30, 2003.

  (r) Direct placement securities are restricted to resale. They have been valued at fair value under procedures established by the Board of Trustees after considerations of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

      Additional information on each restricted security is as follows:


                                                              VALUE AS A
                                                              PERCENTAGE   VALUE AS OF
                              ACQUISITION    ACQUISITION       OF FUND'S   NOVEMBER 30,
ISSUER, DESCRIPTION                  DATE           COST      NET ASSETS          2003
--------------------------------------------------------------------------------------
TLC Beatrice International
Holdings (Class A),
common stock                     11-25-87        $54,400          0.01%        $85,200

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer;
however, security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

Securities owned
by the Fund on
November 30, 2003
(unaudited)

These tables show
the percentages
of the Fund's
investments
aggregated by
various countries
and concentration
of investments
aggregated by
the quality rating
for debt and pre-
ferred securities.


                                                        VALUE AS A PERCENTAGE
COUNTRY DIVERSIFICATION                                         OF NET ASSETS
-----------------------------------------------------------------------------
Australia                                                               3.10%
Bahamas                                                                 0.12
Brazil                                                                  2.90
Canada                                                                 18.39
Chile                                                                   0.51
Colombia                                                                4.81
Denmark                                                                 3.74
France                                                                  0.17
Germany                                                                 0.64
Greece                                                                  0.03
Ireland                                                                 1.45
Italy                                                                   4.40
Japan                                                                   0.92
Luxembourg                                                              0.40
Mexico                                                                  5.24
Netherlands                                                             0.67
New Zealand                                                             5.32
Norway                                                                  2.43
Panama                                                                  0.76
Peru                                                                    2.37
Philippine Islands                                                      0.48
Spain                                                                   4.03
Sweden                                                                  2.05
United Kingdom                                                          0.23
United States                                                          33.60
Venezuela                                                               0.17
Total investments                                                      98.93%


                                                        VALUE AS A PERCENTAGE
QUALITY DISTRIBUTION                                            OF NET ASSETS
-----------------------------------------------------------------------------
AAA                                                                    48.20%
AA                                                                      9.65
A                                                                       0.50
BBB                                                                     5.71
BB                                                                     11.90
B                                                                      13.97
CCC                                                                     3.43
CC                                                                      0.00
C                                                                       0.15
D                                                                       0.48
Total bonds and preferred shares                                       93.99%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $1,352,554,785)
including $253,489,543 of securities
loaned                                      $1,477,292,009
Cash                                                29,646
Foreign currency (cost $1,373,582)               1,373,582
Cash segregated for futures contracts            2,490,000
Receivable for investments sold                    754,555
Receivable for futures variation margin          1,270,929
Receivable for shares sold                       3,032,623
Receivable for forward foreign currency
exchange contracts                                 407,842
Interest receivable                             32,434,094
Other assets                                        73,985

Total assets                                 1,519,159,265

LIABILITIES
Payable for investments purchased                  700,000
Payable for shares repurchased                   1,786,736
Dividends payable                                  844,552
Payable for forward foreign currency
exchange contracts                              21,034,759
Payable to affiliates
Management fee                                     447,545
Distribution and service fee                       259,342
Other                                              307,514
Other payables and accrued expenses                465,977

Total liabilities                               25,846,425

NET ASSETS
Capital paid-in                              1,530,862,615
Accumulated net realized loss on
investments, foreign
currency transactions, futures and options    (151,372,515)
Net unrealized appreciation of
investments, translation of assets and
liabilities in foreign currencies and futures  107,376,843
Accumulated net investment income                6,445,897

Net assets                                  $1,493,312,840

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($626,297,063 [DIV] 89,170,797 shares)       $7.02
Class B ($589,902,563 [DIV] 83,986,840 shares)       $7.02
Class C ($276,999,776 [DIV] 39,439,752 shares)       $7.02
Class I ($10,623 [DIV] 1,513 shares)                 $7.02
Class R ($102,815 [DIV] 14,641 shares)               $7.02

MAXIMUM OFFERING PRICE PER SHARE
Class A1 ($7.02 [DIV] 95.5%)                         $7.35
Class C ($7.02 [DIV] 99.0%)                          $7.09

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2003
(unaudited)1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.


INVESTMENT INCOME
Interest (net of foreign withholding taxes of $145,904)           $44,582,112
Dividends                                                             484,117
Securities lending                                                    152,919

Total investment income                                            45,219,148

EXPENSES
Investment management fee                                           2,616,412
Class A distribution and service fee                                  900,149
Class B distribution and service fee                                2,980,068
Class C distribution and service fee                                1,323,767
Class R distribution and service fee                                      162
Class A, B and C transfer agent fee                                 1,159,215
Class I transfer agent fee                                                 25
Class R transfer agent fee                                                139
Custodian fee                                                         379,754
Accounting and legal services fee                                     219,141
Registration and filing fee                                            77,934
Trustees' fee                                                          60,465
Miscellaneous                                                          55,138
Auditing fee                                                           31,136
Printing                                                               26,008
Legal fee                                                              14,715
Interest                                                                5,703

Total expenses                                                      9,849,931

Net investment income                                              35,369,217

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                        22,629,236
Foreign currency transactions                                        (821,944)
Financial futures contracts                                         3,027,114
Options                                                                32,411
Change in unrealized appreciation (depreciation) of
Investments                                                       (17,906,774)
Translation of assets and liabilities in foreign currencies       (17,759,181)
Financial futures contracts                                         4,214,836

Net realized and unrealized loss                                   (6,584,302)

Increase in net assets from operations                            $28,784,915

1 Semiannual period from 6-1-03 through 11-30-03.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The
difference reflects
earnings less
expenses, any
investment gains
and losses, distrib-
utions, if any, paid
to shareholders
and any increase
or decrease in
money sharehold-
ers invested in
the Fund.
                                                        YEAR          PERIOD
                                                       ENDED           ENDED
                                                     5-31-03        11-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                            $67,916,939     $35,369,217
Net realized gain (loss)                         (59,639,944)     24,866,817
Change in net unrealized
appreciation (depreciation)                      190,610,821     (31,451,119)

Increase in net assets resulting
from operations                                  198,887,816      28,784,915

Distributions to shareholders
From net investment income
Class A                                          (34,974,381)    (17,746,432)
Class B                                          (33,597,673)    (15,545,506)
Class C                                          (10,949,751)     (6,893,366)
Class I                                                 (772)           (312)
Class R 2                                                 --          (1,764)
                                                 (79,522,577)    (40,187,380)

From Fund share transactions                     160,236,129      41,468,649

NET ASSETS
Beginning of period                            1,183,645,288   1,463,246,656

End of period 3                               $1,463,246,656  $1,493,312,840


1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.

2 Class R shares began operations on 8-5-03.

3 Includes accumulated net investment income of $11,264,060 and $6,445,897, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           5-31-99     5-31-00     5-31-01     5-31-02 1   5-31-03    11-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $7.84       $7.46       $6.97       $6.61       $6.49       $7.08
Net investment income 3                                   0.59        0.59        0.57        0.46        0.38        0.18
Net realized and unrealized
gain (loss) on investments                               (0.38)      (0.49)      (0.36)      (0.07)       0.65       (0.03)
Total from
investment operations                                     0.21        0.10        0.21        0.39        1.03        0.15
Less distributions
From net investment income                               (0.59)      (0.59)      (0.56)      (0.46)      (0.44)      (0.21)
From capital paid-in                                        --          --       (0.01)      (0.05)         --          --
                                                         (0.59)      (0.59)      (0.57)      (0.51)      (0.44)      (0.21)
Net asset value,
end of period                                            $7.46       $6.97       $6.61       $6.49       $7.08       $7.02
Total return 4 (%)                                        2.77        1.37        3.15        6.22       16.50        2.13 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                             $541        $511        $512        $508        $595        $626
Ratio of expenses
to average net assets (%)                                 0.89        0.91        0.93        0.93        0.95        0.94 6
Ratio of net investment income
to average net assets (%)                                 7.71        8.09        8.40        7.06        5.82        5.25 6
Portfolio turnover (%)                                      55 7        36 7        48          69          71          18

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           5-31-99     5-31-00     5-31-01     5-31-02 1   5-31-03    11-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $7.84       $7.46       $6.97       $6.61       $6.49       $7.08
Net investment income 3                                   0.53        0.54        0.52        0.42        0.34        0.16
Net realized and unrealized
gain (loss) on investments                               (0.38)      (0.49)      (0.35)      (0.08)       0.64       (0.04)
Total from
investment operations                                     0.15        0.05        0.17        0.34        0.98        0.12
Less distributions
From net investment income                               (0.53)      (0.54)      (0.52)      (0.42)      (0.39)      (0.18)
From capital paid-in                                        --          --       (0.01)      (0.04)         --          --
                                                         (0.53)      (0.54)      (0.53)      (0.46)      (0.39)      (0.18)
Net asset value,
end of period                                            $7.46       $6.97       $6.61       $6.49       $7.08       $7.02
Total return 4 (%)                                        2.06        0.65        2.44        5.49       15.69        1.77 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                             $619        $564        $555        $556        $613        $590
Ratio of expenses
to average net assets (%)                                 1.59        1.61        1.63        1.63        1.65        1.64 6
Ratio of net investment income
to average net assets (%)                                 7.01        7.39        7.69        6.36        5.13        4.56 6
Portfolio turnover (%)                                      55 7        36 7        48          69          71          18

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           5-31-99     5-31-00     5-31-01     5-31-02 1   5-31-03    11-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $7.84       $7.46       $6.97       $6.61       $6.49       $7.08
Net investment income 3                                   0.53        0.53        0.52        0.42        0.33        0.16
Net realized and unrealized
gain (loss) on investments                               (0.38)      (0.49)      (0.35)      (0.08)       0.65       (0.04)
Total from
investment operations                                     0.15        0.04        0.17        0.34        0.98        0.12
Less distributions
From net investment income                               (0.53)      (0.53)      (0.52)      (0.42)      (0.39)      (0.18)
From capital paid-in                                        --          --       (0.01)      (0.04)         --          --
                                                         (0.53)      (0.53)      (0.53)      (0.46)      (0.39)      (0.18)
Net asset value,
end of period                                            $7.46       $6.97       $6.61       $6.49       $7.08       $7.02
Total return 4 (%)                                        2.04        0.65        2.43        5.49       15.69        1.77 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                              $22         $36         $69        $121        $256        $277
Ratio of expenses
to average net assets (%)                                 1.59        1.61        1.63        1.64        1.65        1.64 6
Ratio of net investment income
to average net assets (%)                                 7.01        7.39        7.65        6.35        4.99        4.55 6
Portfolio turnover (%)                                      55 7        36 7        48          69          71          18

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                           5-31-02 1,8 5-31-03    11-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $6.61       $6.49       $7.08
Net investment income 3                                   0.35        0.50        0.18
Net realized and unrealized
gain (loss) on investments                               (0.08)       0.56       (0.03)
Total from
investment operations                                     0.27        1.06        0.15
Less distributions
From net investment income                               (0.36)      (0.47)      (0.21)
From capital paid in                                     (0.03)         --          --
                                                         (0.39)      (0.47)      (0.21)
Net asset value,
end of period                                            $6.49       $7.08       $7.02
Total return 4 (%)                                        4.34 5     16.97        2.12 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 9        -- 9        -- 9
Ratio of expenses
to average net assets (%)                                 0.60 6      0.55        0.95 6
Ratio of net investment income
to average net assets (%)                                 7.39 6      6.29        5.24 6
Portfolio turnover (%)                                      69          71          18

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS R SHARES

PERIOD ENDED                                          11-30-03 2,8

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $6.83
Net investment income 3                                   0.16
Net realized and unrealized
gain on investments                                       0.15
Total from
investment operations                                     0.31
Less distributions
From net investment income                               (0.12)
Net asset value,
end of period                                            $7.02
Total return 4 (%)                                        4.57 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 9
Ratio of expenses
to average net assets (%)                                 1.40 6
Ratio of net investment income
to average net assets (%)                                 4.71 6
Portfolio turnover (%)                                      18

1 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretions of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03, and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 7.59%, 6.89%, 6.88% and 7.92% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

2 Semiannual report from 6-1-03 through 11-30-03. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

8 Class I and Class R shares began operations on 9-4-01 and 8-5-03, respectively.

9 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Strategic Income Fund (the "Fund") is a diversified series of John Hancock Strategic Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund.
Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable. Some securities may be purchased on a "when issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and R shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2003.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the

Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities. The Fund had no written options transactions during the period ended November 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On November 30, 2003, the Fund loaned securities having a market value of $253,489,543 collateralized by securities in the amount of $259,936,595.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

On November 30, 2003, the Fund had deposited $2,490,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following open financial futures contracts on November
30, 2003:

                            NUMBER OF
OPEN CONTRACTS              CONTRACTS   POSITION   EXPIRATION  APPRECIATION
---------------------------------------------------------------------------
U.S. Treasury 10-year Note  1,660       Short      MAR 04        $2,478,372

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on November 30, 2003:

                            PRINCIPAL AMOUNT                      APPRECIATION
  CURRENCY                  COVERED BY CONTRACT    EXPIRATION    (DEPRECIATION)
-------------------------------------------------------------------------------
BUYS

Canadian Dollar             65,000,000             DEC 03              $58,839
Euro                         5,944,000             DEC 03              312,989
New Zealand Dollar          16,000,000             DEC 03               36,014
                                                                      $407,842
SELLS
Australian Dollar           57,250,000             DEC 03          ($1,366,021)
Canadian Dollar            286,000,000             DEC 03           (2,591,811)
Euro                        55,944,000             DEC 03           (3,618,601)
Euro                         7,000,000             JAN 04             (297,018)
Euro                        34,900,000             JAN 04           (1,154,431)
Euro                        13,700,000             FEB 04             (641,760)
New Zealand Dollar         142,600,000             DEC 03           (7,634,648)
Pound Sterling               2,000,000             FEB 04             (320,707)
Swiss Franc                192,000,000             DEC 03           (3,409,762)
                                                                  ($21,034,759)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $113,336,403 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2004 -- $267,008, May 31, 2006 -- $1,008,800, May 31, 2007 -- $1,503,470, May 31, 2008 -- $6,667,465, May 31,
2009 -- $19,893,294, May 31, 2010 -- $54,670,046 and May 31, 2011 --
$29,326,320.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $650,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A and Class C shares are assessed up-front sales charges. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $1,145,056 with regard to sales of Class A shares. Of this amount, $136,662 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $764,641 was paid as sales commissions to unrelated broker-dealers and $243,753 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $454,570 with regard to sales of Class C shares. Of this amount, $446,886 was paid as sales commissions to unrelated broker-dealers and $7,684 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2003, CDSCs received by JH Funds amounted to $663,212 for Class B shares and $58,559 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of Class R shares average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.03% of the average net asset value of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.




                                      YEAR ENDED 5-31-03             PERIOD ENDED 11-30-03 1
                                  SHARES          AMOUNT            SHARES          AMOUNT
CLASS A SHARES
Sold                          19,425,397    $127,499,296        14,458,347    $100,929,716
Distributions reinvested       3,522,606      22,986,222         1,698,555      11,838,732
Repurchased                  (17,093,432)   (111,173,985)      (11,023,267)    (76,818,229)
Net increase                   5,854,571     $39,311,533         5,133,635     $35,950,219

CLASS B SHARES
Sold                          19,680,819    $128,709,040         6,700,083     $46,772,463
Distributions reinvested       2,936,752      19,143,323         1,329,212       9,265,091
Repurchased                  (21,599,075)   (140,724,411)      (10,603,674)    (73,913,068)
Net increase (decrease)        1,018,496      $7,127,952        (2,574,379)   ($17,875,514)

CLASS C SHARES
Sold                          21,473,024    $139,764,895         6,893,814     $48,324,501
Distributions reinvested         956,712       6,251,710           590,569       4,117,391
Repurchased                   (4,917,668)    (32,219,961)       (4,177,642)    (29,147,948)
Net increase                  17,512,068    $113,796,644         3,306,741     $23,293,944

CLASS R 2
Shares sold                           --              --            14,641         100,000
Net increase                          --              --            14,641         100,000

NET INCREASE                  24,385,135    $160,236,129         5,880,638     $41,468,649

1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.

2 Class R shares began operations on 8-5-03.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2003, aggregated $278,326,928 and $236,399,773, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated none and $44,805,828, respectively, during the period ended November 30, 2003.

The cost of investments owned on November 30, 2003, including short-term investments, for federal income tax purposes was $1,370,178,765. Gross unrealized appreciation and depreciation of investments aggregated $158,365,242 and $51,251,998, respectively, resulting in net unrealized appreciation of $107,113,244. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums and accretion of discounts on debt securities and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Growth Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

-------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Bond Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

-------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

-------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

OUR WEB SITE

A wealth of information --
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
William F. Glavin*
Maureen Ford Goldfarb
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt

*Members of the Audit Committee

OFFICERS

Maureen Ford Goldfarb
Chairman, President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President
and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Strategic Income Fund.


910SA         11/03
               1/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, November 30, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

William F. Glavin is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:    January 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:   January 28, 2004




By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    January 28, 2004